Allowance For Loan Losses - Additional Information (Detail)	6 Months Ended
Sep. 30, 2016
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period in which obligors generally determined to be substantially bankrupt, past due (in months)	6 months